FAIR VALUE MEASUREMENT - Fair value adjustments for earn-out consideration measured using significant unobservable inputs (level 3) (Details) - Fair Value, Recurring - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value as beginning			$ 597	$ 332	$ 332	$ 398
Change in fair value					265	(66)
Fair value as ending					597	332
Level 3 | Private Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value as beginning	$ 1,721	$ 0	1,721	0	0
Transfer of Private Warrants to Public Warrants	(536)	0	(536)	0
Change in fair value	(683)	0	(683)	0
Fair value as ending	502	0	502	0	1,721	0
Level 3 | Earn Out Liability
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value as beginning	2	526	597	332	332
Change in fair value	19	(17)	(576)	177
Fair value as ending	$ 21	$ 509	$ 21	$ 509	$ 597	$ 332